Income Taxes (Summary Of Open Tax Years By Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2011
Japan [Member]
Income Taxes [Line Items]
Jurisdiction	2011
Hong Kong [Member]
Income Taxes [Line Items]
Jurisdiction	2000—2011
The Netherlands [Member]
Income Taxes [Line Items]
Jurisdiction	2007—2011
Singapore [Member]
Income Taxes [Line Items]
Jurisdiction	2008—2011
United States [Member]
Income Taxes [Line Items]
Jurisdiction	1997—2011